Other related party transactions (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Related Party Transactions Details Narrative
Accounts payable and accrued liabilities	$ 120,479	$ 10,443
Re-imbursement of expenses	$ 14,210	$ 46